Summary of significant accounting policies- Consolidation (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 USD ($)
Consolidated VIEs and their subsidiaries
Accounts receivable, net of allowance	¥ 30,686		¥ 32,134
Total assets	1,764,829		1,753,044		$ 244,426
Accrued expenses, accounts payable and other liabilities	297,883		275,950		41,256
Deferred revenue and customer advances	76,887		74,855
Total liabilities	652,230		630,123		$ 90,333
Revenue	941,168	$ 130,350	868,687	¥ 853,062
Net income (loss)	71,332	9,879	65,573	47,079
Net cash provided by operating activities	182,593	25,289	199,752	142,759
Net cash (used in) provided by investing activities	(21,824)	(3,023)	(135,506)	(198,592)
Net cash (used in) provided by financing activities	(108,244)	$ (14,992)	(65,619)	(64,449)
Consolidated VIEs and their subsidiaries
Consolidated VIEs and their subsidiaries
Cash and cash equivalents and short-term investments	25,825		24,057
Investments in equity method investees and equity securities and other investments	35,228		40,597
Accounts receivable, net of allowance	16,884		19,023
Amounts due from non-VIE subsidiaries of the Company	36,405		26,863
Property and equipment, net and intangible assets, net	11,927		9,779
Others	33,276		25,207
Total assets	159,545		145,526
Amounts due to non-VIE subsidiaries of the Company	99,404		90,314
Accrued expenses, accounts payable and other liabilities	45,634		39,612
Deferred revenue and customer advances	15,586		14,051
Total liabilities	160,624		143,977
Revenue	117,686		112,270	111,498
Net income (loss)	(3,193)		2,442	5,944
Net cash provided by operating activities	12,053		4,378	19,932
Net cash (used in) provided by investing activities	(11,772)		(2,044)	(16,710)
Net cash (used in) provided by financing activities	¥ 5,626		¥ 1,386	¥ (9,904)